Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	$ 1,369	$ 1,437
Additions	51	36
Amortisation for the year	(94)	(60)
Impairments for the year	(2)
Disposals	(15)	(16)
Divestment and demerger of subsidiaries and operations		(66)
Transfers and other movements	109	38
At the end of the financial year	1,610	1,369
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	2,560
At the end of the financial year	2,918	2,560
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,191)
At the end of the financial year	(1,308)	(1,191)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,197	1,197
At the end of the financial year	1,389	1,197
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,197
At the end of the financial year	1,389	1,197
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	172	240
Additions	51	36
Amortisation for the year	(94)	(60)
Impairments for the year	(2)
Disposals	(15)	(16)
Divestment and demerger of subsidiaries and operations		(66)
Transfers and other movements	109	38
At the end of the financial year	221	172
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	1,363
At the end of the financial year	1,529	1,363
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year	(1,191)
At the end of the financial year	(1,308)	$ (1,191)
OZ Minerals Limited [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of subsidiaries and operations	192
OZ Minerals Limited [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of subsidiaries and operations	$ 192